CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Net revenues
Hosting and related services (including related parties amounts of RMB14,742, RMB938 and RMB7,954 for the years ended December 31, 2022, 2023 and 2024, respectively)	¥ 8,259,069	$ 1,131,488	¥ 7,412,930	¥ 7,065,232
Cost of revenues
Hosting and related services (including related parties amounts of RMB37,186, RMB50,709 and RMB34,153 for the years ended December 31, 2022, 2023 and 2024, respectively)	(6,426,914)	(880,484)	(6,120,445)	(5,706,976)
Gross profit	1,832,155	251,004	1,292,485	1,358,256
Operating income (expenses)
Operating income	114,585	15,698	106,273	60,013
Sales and marketing expenses	(263,756)	(36,134)	(266,207)	(311,917)
Research and development expenses	(246,612)	(33,786)	(322,220)	(306,842)
General and administrative expenses	(659,030)	(90,287)	(541,850)	(642,945)
Allowance for doubtful debt	(107,899)	(14,782)	(368,505)	(35,409)
Impairment of long-lived assets			(506,686)
Impairment of goodwill	0		(1,364,191)
Total operating expenses	(1,162,712)	(159,291)	(3,263,386)	(1,237,100)
Operating profit (loss)	669,443	91,713	(1,970,901)	121,156
Interest income	27,958	3,830	41,802	31,574
Interest expense	(400,975)	(54,933)	(312,172)	(273,305)
Other income	52,728	7,225	27,344	17,328
Other expenses	(27,290)	(3,739)	(16,086)	(26,599)
Changes in the fair value of financial instruments	(74,112)	(10,154)	(165,930)	22,626
Impairment of long-term investments			(11,166)
Gain on debt extinguishment	246,175	33,726
Foreign exchange loss, net	(19,242)	(2,636)	(78,965)	(523,235)
(Loss) income before income taxes and gain from equity method investments	474,685	65,032	(2,486,074)	(630,455)
Income tax expenses	(234,229)	(32,089)	(114,374)	(133,464)
Gain from equity method investments	7,967	1,091	3,279	1,925
Net (loss) income	248,423	34,034	(2,597,169)	(761,994)
Net income attributable to noncontrolling interest	(65,223)	(8,936)	(46,667)	(13,958)
Net (loss) income attributable to VNET Group, Inc.	¥ 183,200	$ 25,098	¥ (2,643,836)	¥ (775,952)
(Loss) earnings per share:
Basic | (per share)	¥ 0.11	$ 0.02	¥ (2.93)	¥ (0.87)
Diluted | (per share)	¥ 0.02	$ 0	¥ (2.93)	¥ (0.87)
Shares used in (loss) earning per share computation:
Basic | shares	1,593,594,519	1,593,594,519	901,143,138	886,817,620
Diluted | shares	1,742,346,367	1,742,346,367	901,143,138	886,817,620